Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended December 31,
	2018	2017
	$	$
Average statutory tax rate	27%	26%

Income (loss) before income taxes	(128,704)	30,388

Expected income tax expense (recovery)	(34,750)	7,901

Increase in income tax expense (recovery) resulting from:
Loss associated with loss of control	47,312	-
Permanent differences	(608)	(184)
True-up prior year balances	(564)	3,688
Effect of differences in tax rate in foreign jurisdictions	(7,164)	3,214
Change in unrecognized tax assets	7,240	9,099
Withholding tax	1,079	1,301
Foreign exchange and other	(36)	(944)
Income tax expense	12,509	24,075

Disclosure of deferred taxes [Table Text Block]
	Year ended December 31,
	2018	2017
	$	$
Mineral properties, plant and equipment	-	(48,475)
Asset retirement provisions	-	6,694
	-	(41,781)
Deferred tax assets	-	6,694
Deferred tax liabilities	-	(48,475)

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	Year ended December 31,
	2018	2017
	$	$
Mineral properties, plant and equipment	50	11,440
Share issuance costs	146	302
Investment in associate	275	275
Asset retirement provision	-	4,083
Unrealized foreign exchange	-	(788)
Foreign exchange loss carried forward	-	509
Capital losses	2,476	-
Non-capital losses carried forward	12,689	33,464
Total	15,636	49,285